Restricted cash and time deposits	12 Months Ended
Dec. 31, 2025
Restricted cash and time deposits
Restricted cash and time deposits

5. Restricted cash and time deposits

	As of
	December 31,
	2024	2025
	RMB	RMB
Current:
Restricted time deposits	251,023	92,130
Total	251,023	92,130

Non-current:
Restricted time deposits	26,395	—
Total	26,395	—

Short-term restricted time deposits in the bank, amounted to RMB251.0 million and RMB92.1 million as of December 31, 2024 and 2025, respectively, are to secure the line of credit for short-term bank borrowings (see Note 14).

Other restricted cash and time deposits mainly consist of a US$3.6 million and nil deposit as collateral at its ADR depositary bank as of December 31, 2024 and 2025, respectively.